Condensed Consolidated Balance Sheets (Parentheticals) (Unaudited) - shares	Jun. 30, 2018	Dec. 31, 2017
CONSOLIDATED BALANCE SHEETS [Abstract]
Common units issued	167,589,764	147,797,720
Common units outstanding	167,589,764	147,797,720
General Partners, units issued	3,420,203	3,016,284
General Partners, units outstanding	3,420,203	3,016,284